Matrix Advisors Dividend Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace/Defense - 3.0%
General Dynamics Corp.	4,800	$1,355,952

Bank (Money Center) - 4.8%
JPMorgan Chase & Co.	11,050	2,213,315

Bank (Processing) - 4.6%
The Bank of New York Mellon Corp.	37,000	2,131,940

Bank (Regional) - 8.3%
M&T Bank Corp.	11,100	1,614,384
The PNC Financial Services Group, Inc.	13,700	2,213,920
		3,828,304

Bank (Super Regional) - 4.7%
US Bancorp	48,100	2,150,070

Beverages - 0.2%
PepsiCo, Inc.	600	105,006

Biotechnology - 8.2%
Amgen, Inc.	6,600	1,876,512
Gilead Sciences, Inc.	25,700	1,882,525
		3,759,037

Building Material and Supplies Dealers - 4.3%
The Home Depot, Inc.	5,200	1,994,720

Cable TV - 4.4%
Comcast Corp. - Class A	47,100	2,041,785

Computer Software and Services - 5.9%
Microsoft Corp.	6,400	2,692,608

Drug - 6.6%
AbbVie, Inc.	10,200	1,857,420
Pfizer, Inc.	42,000	1,165,500
		3,022,920

Drug Store - 3.4%
CVS Health Corp.	19,500	1,555,320

Electric Power Generation, Transmission & Distribution - 4.1%
NextEra Energy, Inc.	29,200	1,866,172

Electric Utility - 6.9%
American Electric Power Co., Inc.	25,600	2,204,160
Duke Energy Corp.	9,800	947,758
		3,151,918

Hotels, Restaurants & Leisure - 4.1%
Starbucks Corp.	20,600	1,882,634

Medical - Biomedical - 4.8%
Medtronic PLC	25,300	2,204,895

Rail Transportation - 4.1%
Union Pacific Corp.	7,600	1,869,068

Securities Brokerage - 4.1%
Morgan Stanley	20,200	1,902,032

Semiconductor - 8.9%
QUALCOMM, Inc.	12,100	2,048,530
Texas Instruments, Inc.	11,800	2,055,678
		4,104,208

Telecommunications (Equipment) - 4.5%
Cisco Systems, Inc.	41,600	2,076,256
TOTAL COMMON STOCKS (Cost $36,540,894)		45,908,160

SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	53,055	53,055
TOTAL SHORT-TERM INVESTMENTS (Cost $53,055)		53,055

TOTAL INVESTMENTS - 100.0% (Cost $36,593,949)		$45,961,215
Other Assets in Excess of Liabilities - 0.0%(b)		1,640
TOTAL NET ASSETS - 100.0%		$45,962,855

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(b)	Represents less than 0.05% of net assets.

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	45,908,160	–	–	45,908,160
Money Market Funds	53,055	–	–	53,055
Total Assets	45,961,215	–	–	45,961,215

Refer to the Schedule of Investments for industry classifications.